Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from operating activities:
Net Income (loss)	$ (24,094)	$ (28,907)	$ 7,454
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation of property, plant & equipment	513	988	821
Amortization of intangible assets	481	604	534
Impairment charge	0	7,000	0
Debt conversion expense	325
Interest and amortization of debt discount	1,057	458	783
Loss / (gain) on derivative liability	0	(44)	(214)
Loss on debt extinguishment			1,326
Stock-based compensation	3,783	393	5,414
Bad debt expense	18	24	99
Inventory obsolescence impairment		457	535
Income tax expense / (recovery) net of cash paid	(131)	9	(17)
Release of provision		(52)
Other non cash expenses /(income)
Expenses settled in equity	146	14	40
Gain on disposal of a business			(31,100)
Unrealized gains related to available-for-sale debt securities recorded in the income statement after acquisition of arago	(5,553)
Other	172	455	80
Unrealized and non cash foreign currency transactions	300	800	157
Changes in operating assets and liabilities, net of effects of businesses acquired
Decrease (increase) in accounts receivables	207	870	1,346
Decrease (increase) in inventories	(236)	313	1,399
Decrease (increase) in other current assets, net	737	46	(84)
Decrease (increase) in deferred research & development tax credits, net	464	1,176	19
Decrease (increase) in other noncurrent assets, net	1,805	53	(77)
Increase (decrease) in accounts payable	2,061	2,386	(1,765)
Increase (decrease) in deferred revenue, current	(723)	213	25
Increase (decrease) in income taxes payable	8	(8)	(362)
Increase (decrease) in other current liabilities	(2,370)	(199)	(217)
Increase (decrease) in deferred revenue, noncurrent	81	9	2,247
Increase (decrease) in defined benefit pension liability	(570)	66	258
Increase (decrease) in other noncurrent liabilities	(272)	326	(2,592)
Net cash provided by (used in) operating activities	(21,791)	(12,550)	(13,891)
Cash Flows from investing activities:
Sale / (acquisition) of equity securities	(476)		(4,000)
Sale / (acquisition) of property, plant and equipment	(36)	(52)	(293)
Sale of a business, net of cash and cash equivalents divested			40,919
Acquisition of a business, net of cash and cash equivalents acquired	(2,013)	(3,845)
Net cash provided by (used in) investing activities	(2,525)	(3,897)	36,626
Cash Flows from financing activities:
Proceeds from options exercises	4	68	3,412
Proceeds from issuance of Common Stock	226	2,194	1,112
Proceeds from convertible loan issuance	44,362	22,053	2,860
Proceeds from debt		646	4,030
Repayments of debt	(5,276)	(2,344)	(27,631)
Payments of debt issue costs	(2,341)		(42)
Repurchase of treasury shares		(1,135)	(1,025)
Net cash provided by (used in) financing activities	36,975	21,482	17,284
Effect of exchange rate changes on cash and cash equivalents	(63)	82	(200)
Cash and cash equivalents
Net increase (decrease) during the period	12,596	5,117	5,492
Balance, beginning of period	21,763	16,646	11,154
Balance, end of period	34,359	21,763	16,646
Reconciliation to balance sheet
Cash and cash equivalents from continuing operations	34,249	19,650	12,121
Restricted cash, current from continuing operations	110	2,113	2,525
Restricted cash, noncurrent from continuing operations			2,000
Cash and cash equivalents from discontinued operations
Supplemental cash flow information
Cash paid for interest, net of amounts capitalized	490	250	756
Cash paid for incomes taxes		46	12
Noncash conversion of convertible loans into common stock	43,704	12,946	1,771
Restricted cash received for share subscription in progress		1	5
ROU assets obtained from finance lease	0	0	321
ROU assets obtained from operating lease	$ 2,375	$ 544	$ 3,768